CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS	12 Months Ended
Dec. 31, 2016
CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS [Abstract]
CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS
26. CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS

2016 Convertible Notes

The Company issued USD 125 million of convertible senior notes on May 17, 2011, which matures on May 15, 2016 (the “2016 Notes). The interest rate is 4% per annum payable semi-annually, in arrears. No accrued interest is to be paid on the 2016 Notes when they are converted.

Holders have the option to convert their Notes from the earlier of (i) when the registration statement of the 2016 Notes becomes effective and (ii) the first anniversary of the date on which the 2016 Notes are first issued, through to and including the business day prior to the maturity date, into ADSs representing the ordinary shares initially at a conversion rate of 29.6307 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$33.75 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holders have the option to require the Company to repurchase the 2016 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders will have the right to require the Company to repurchase for cash all or any portion of their notes on May 15, 2014 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. No repurchase request was received by the Company.

As a result of the depressed market conditions, the Company repurchased 2016 Notes with face value of US$2 million or 1.6% of the Notes at approximately 41% of the face value up to December 31, 2011. There were no repurchase of 2016 Notes in the years ended December 31, 2012, 2013 and 2014. The Company repurchased 2016 Notes with face value of US$22.5 million or 18% of the Notes at approximately 96% of the face value during the year ended December 31, 2015.The Company repurchased the remaining 2016 Notes with face value of US$100.5 million or 80.4% of the Notes at approximately 99% of the face value during the year ended December 31, 2016.

2019 Convertible Notes

The Company issued USD 150 million of convertible senior notes on January 22, 2014, which will mature on February 1st, 2019 (the “2019 Notes”). The interest rate is 4% per annum payable semi-annually, in arrears. No accrued interest to be paid on the 2019 Notes when they are converted.

Holders have the option to convert their Notes from the earlier of (i) when the registration statement of the 2019 Notes becomes effective and (ii) the first anniversary of the date on which the Notes are first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 21.8221 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$45.83 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holders have the option to require the Company to repurchase the 2019 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders will have the right to require the Company to repurchase for cash all or any portion of their notes on February 1, 2017 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the 2019 Notes remain outstanding, the Company or its subsidiaries will not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

As a result of the depressed market conditions, the Company repurchased 2019 Notes with a face value of US$88.9 million or 59.3% of the Notes at approximately 96% of the face value up to during the year ended December 31, 2016.

Accounting for 2016 Convertible Notes and 2019 Convertible Notes

The Company has RMB as its functional currency, and the 2016 Notes and 2019 Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2016 Notes and 2019 Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the 2016 Notes and 2019 Notes offering has been expensed as incurred in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

As of December 31, 2014, 2015 and 2016, the estimated fair value of the 2016 Notes amounted to approximately RMB721,541,380, RMB650,916,976 and nil, respectively. The Company recorded foreign exchange loss of RMB3,039,266, RMB44,945,341 and RMB392,924 for the year ended December 31, 2014, 2015 and 2016, respectively. Gain from change in fair value of the 2016 notes was RMB51,983,783 in the year ended December 31, 2014. Loss from change in fair value of convertible senior notes was RMB22,926,918 and RMB5,533,892 in the year ended December 31, 2015 and 2016, respectively. (Note 33).

As of December 31, 2014, 2015 and 2016, the estimated fair value of the 2019 Notes amounted to approximately RMB 818,857,265, RMB856,064,385 and RMB423,739,708, respectively. The Company recorded foreign exchange loss of RMB 2,814,189, RMB51,733,120 and RMB43,055,871 for the year ended December 31, 2014,2015 and 2016, respectively. Gain from change in fair value of the 2019 notes was RMB98,806,924 and RMB14,526,000 in the year ended December 31, 2014 and 2015, respectively. Loss from change in fair value of convertible senior notes was RMB86,482,065 in the year ended December 31, 2016. (Note 33).

Capped Call Options

Concurrent with the Company’s issuance of the 2016 Notes on May 17, 2011, the Company entered into a capped call option transactions with an affiliate of the initial purchaser of the 2016 Notes. The capped call transaction was designed to reduce the potential dilution that would otherwise occur as a result of new ordinary share issuances upon conversion of the 2016 Notes and effectively increase the conversion price of the 2016 Notes for the Company to $48.21 per ADS from the actual conversion price to the 2016 Notes holders of $33.75 per ADS. The total premium paid by the Company for the capped call transactions was US$18 million. The purchaser of the 2016 Notes have the right to require the Company to repurchase for cash all or any portion of their notes on May 15, 2014 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

The Company’s functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the consolidated balance sheets. The derivative assets are measured and recorded at fair value at initial recognition and is subsequently marked to market each reporting period utilizing the binomial model.

The fair value of capped call options was RMB21,098,263 and RMB17,490,323 as of December 31, 2014, 2015, respectively. In the second quarter of 2016, the capped call options were expired upon the Company’s repurchase of all the 2016 Notes. We recorded loss of RMB86,689,063, RMB6,170,282 and RMB18,226,535 for the years ended December 31, 2014, 2015 and 2016 in change in fair value of capped call options.